Stockholders’ Deficit and Mezzanine Equity - Schedule of Vesting Terms (Details) - shares	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Schedule of Vesting Terms [Line Items]
Shares Granted	926,373	953,892
Tranche 1 [Member]
Schedule of Vesting Terms [Line Items]
Shares Granted	784,236	784,236
Vesting Method	Graded Vesting	Graded Vesting
Vesting Terms	1/6th vested on July 1, 2021, remainder vests over the next 18th months using the graded vesting method, until the option is 100% vested.	1/6th vested on July 1, 2021, remainder vests over the next 18th months using the graded vesting method, until the option is 100% vested.
Tranche 2 [Member]
Schedule of Vesting Terms [Line Items]
Shares Granted	139,377	166,896
Vesting Method	Straight-line	Straight-line
Vesting Terms	1/24th will vest on a straight-line monthly basis until the option is 100% vested.	1/24th will vest on a straight-line monthly basis until the option is 100% vested.
Tranche 3 [Member]
Schedule of Vesting Terms [Line Items]
Shares Granted	2,760	2,760
Vesting Method	Graded Vesting	Graded Vesting
Vesting Terms	1/6th vests on grant date, remainder vests over the next 30 months using the graded vesting method, until the option is 100% vested.	1/6th vests on grant date, remainder vests over the next 30 months using the graded vesting method, until the option is 100% vested.